Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 33,535,351	$ 44,863,430	$ 51,428,054
Cost of sales		(27,615,538)	(33,458,207)	(40,533,077)
Gross profit		5,919,813	11,405,223	10,894,977
Operating expenses:
Selling expenses		(1,806,192)	(6,342,751)	(2,709,376)
General and administrative expenses		(3,720,646)	(3,222,959)	(2,950,188)
Research and development expenses		(1,452,052)	(1,383,605)	(1,364,473)
Total operating expenses		(6,978,890)	(10,949,315)	(7,024,037)
(Loss) income from operations		(1,059,077)	455,908	3,870,940
Other income (expenses)
Interest expenses		(520,916)	(556,156)	(406,692)
Other income, net		2,571,217	3,453	15,228
Total other income (expenses), net		2,050,301	(552,703)	(391,464)
Income (loss) before income taxes		991,224	(96,795)	3,479,476
Income taxes		(434,395)	(264,221)	(446,899)
Net income (loss)		556,829	(361,016)	3,032,577
Other comprehensive income (loss):
Foreign currency translation adjustment		605,921	(344,879)	(566,358)
Comprehensive income (loss)		$ 1,162,750	$ (705,895)	$ 2,466,219
Weighted average number of ordinary shares*:
Basic (in Shares)	[1]	22,242,767	20,000,000	20,000,000
Diluted (in Shares)	[1]	22,242,767	20,000,000	20,000,000
Earnings (loss) per share*:
Basic (in Dollars per share)		$ 0.03	$ (0.02)	$ 0.15
Diluted (in Dollars per share)		$ 0.03	$ (0.02)	$ 0.15

[1]	Shares presented on a retroactive basis to reflect the reorganization in note 1.